Segment Information Reconciled to Income Before Income Taxes (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Unrealized gain (loss) on financial instruments, net	$ 1,406	$ 1,342	$ 4,598	$ (13,595)
Write-off of unamortized debt issuance costs and bond discounts	2,945		3,212
Write-off of unamortized debt issuance costs				122
Container Ownership
Segment Reporting Information [Line Items]
Unrealized gain (loss) on financial instruments, net	1,406	1,342	4,598	(13,595)
Write-off of unamortized debt issuance costs and bond discounts	$ 2,945		$ 3,212
Write-off of unamortized debt issuance costs		$ 0		$ 122